LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Carrying Amounts of Right of Use Assets and Lease Liabilities

The extension options are negotiated by management to provide flexibility in managing the leased asset portfolio and align with the Group's business needs. Management exercised judgment and generally determined that the extension options are reasonably certain to be exercised. Generally, the Group's obligations under its leases are secured by the lessor's title to the leased assets. Set out below are the carrying amounts of right of use assets and lease liabilities recognized and the movements during the year:

	New Israeli Shekels in millions
	Lease right of use asset			Lease liability
	Buildings	Cell sites	Vehicles
Balance as at January 1, 2020	222	330	30	617
Amortization charges	(38)	(71)	(25)
Accretion of interest				18
Non-cash movements	114	65	36	214
Lease payments (principal) cash outflow				(129)
Lease payments (interest) cash outflow				(18)
Balance as at December 31, 2020	298	324	41	702
Amortization charges	(37)	(68)	(29)
Accretion of interest				18
Non-cash movements	52	63	35	148
Lease payments (principal) cash outflow				(130)
Lease payments (interest) cash outflow				(18)
Balance as at December 31, 2021	313	319	47	720
Current				125
Non-Current	313	319	47	595

Balance as at December 31, 2020	298	324	41	702
Current				120
Non-Current	298	324	41	582